ABERDEEN FUNDS

Aberdeen Multi-Manager Alternative Strategies Fund II

(the “Fund”)

Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) dated February 29, 2016,

as supplemented to date

Santa Fe Partners LLC no longer serves as a Sub-Adviser to the Fund.  As such, all references to “Santa Fe Partners LLC” in the Prospectus are deleted.

This supplement is dated May 4, 2016.

Please retain this supplement for future reference.

ABERDEEN FUNDS

Aberdeen Multi-Manager Alternative Strategies Fund II

(the “Fund”)

Supplement to the Fund’s Statement of Additional Information (the “SAI”) dated February 29, 2016, as supplemented to date

Santa Fe Partners LLC no longer serves as a Sub-Adviser to the Fund.  As such, all references to “Santa Fe Partners LLC” in the SAI are deleted.

This supplement is dated May 4, 2016.

Please retain this supplement for future reference.